Other Comprehensive Income - Summary of Other Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year	¥ 8	¥ (38)	¥ 13
Reclassification adjustments for amounts transferred to profit or loss: - interest expense (Note 16)	17	46
Net deferred tax debited to other comprehensive income	(6)	(2)	(3)
Net movement in the fair value reserve during the year recognized in other comprehensive income	19	6	¥ 10
Available-for-sale financial assets:
Changes in fair value recognized during the year	123	362
Net deferred tax debited to other comprehensive income	(31)	(90)
Net movement in the fair value reserve during the year recognized in other comprehensive income	¥ 92	¥ 272